Contingencies	12 Months Ended
Dec. 31, 2025
Disclosure of notes and other explanatory information [Abstract]
Contingencies
27. CONTINGENCIES

The Company is, from time to time, subject to various claims, demands, audits and other proceedings covering matters that arise in the ordinary course of business activities. Such claims and other proceedings often relate to labour, tax, environmental, title, or commercial matters. Each of these matters is subject to uncertainties and it is possible that some of these matters may be resolved unfavorably to the Company and have a financial or operational impact. In this respect, certain conditions may exist as at December 31, 2025 which may result in a loss to the Company. However, the Company believes that none of these matters are expected to have a material effect on the results of operations or financial position of the Company.
Legal Proceedings
The Company is subject to various legal proceedings covering a wide range of matters that arise in the ordinary course of business activities. Many of these claims are from current or ex-employees, or employees of former or current owners of our operations, such as the Quiruvilca-related claims in Peru, which could, in the aggregate, be of significant value. We may also become subject to other civil claims, such as class action lawsuits and commercial disputes. Taxation and royalties are often subject to change and in some cases, if tax claims are resolved against the Company, these could also include significant interest and penalties. For example, in 2024, the Company reached the Settlement with the SAT to resolve specific disputed items related to income tax filings for the years 2016 through 2022 which were identified upon completion of certain SAT audits. Refer to Note 23 for further details. From time to time, the Company may also be subject to disputes relating to past transactions, including indemnification obligations, which are related to entities or operations previously owned by the Company. The Company has in the past, and continues to, face claims or challenges against title to certain of its surface or mining rights. While we would, where available and appropriate to do so, defend against any such allegations, if we are unsuccessful in our defense of these claims, we may be subject to significant losses or impacts to our operations.
The Company establishes legal provisions for known and potential claims for which payment is probable and can be reliably estimated. The Company also has comprehensive liability insurance coverage; however such insurance does not cover all risks to which we might be exposed and in other cases, may only partially cover losses incurred by the Company.